Nature of Business and Summary of Significant Accounting Policies - Summary of Antidilutive Shares Excluded from Calculation of Dilutive Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Shares Issuable upon Exercise of Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	7,217,915	5,859,589	6,545,628	5,797,185
Shares Issuable upon Exercise of Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	796,985	1,250,006	796,985	1,311,117
Unvested Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	29,168		58,333